Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Summary of income tax provision
	The year ended
	December 31, 2012	December 31, 2011

Current tax	$-	$(106,956)
Deferred tax	-	-
	$-	$(106,956)